Stockholders' Equity - Additional Information (Details) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($) Period shares
2020 SYNNEX Plan
Stockholders Equity [Line Items]
Incremental Shares Authorized	2,493,000
Maximum number of shares authorized	3,950,000
SYNNEX Plan
Stockholders Equity [Line Items]
Exercise price as percentage of fair market value on grant date	100.00%
Termination date	Mar. 17, 2030
SYNNEX Plan | Qualified Employees | Restricted Stock Awards and Units (RSUs)
Stockholders Equity [Line Items]
Award vesting percentage	20.00%
Award vesting period	5 years
SYNNEX Plan | Qualified Employees | Restricted Stock Awards and Units (RSUs) | Third Anniversary
Stockholders Equity [Line Items]
Award vesting percentage	67.00%
Award vesting period	4 years
SYNNEX Plan | Qualified Employees | Restricted Stock Awards and Units (RSUs) | Fourth Anniversary
Stockholders Equity [Line Items]
Award vesting percentage	33.00%
SYNNEX Plan | Qualified Employees | Restricted Stock
Stockholders Equity [Line Items]
Award vesting period	3 years
SYNNEX Plan | Qualified Employees | Employee Stock Options
Stockholders Equity [Line Items]
Award expiration period	10 years
SYNNEX Plan | Qualified Employees | Employee Stock Options | First Anniversary of the Grant
Stockholders Equity [Line Items]
Award vesting percentage	20.00%
SYNNEX Plan | Qualified Employees | Employee Stock Options | Monthly Vesting
Stockholders Equity [Line Items]
Award vesting period	4 years
SYNNEX Plan | Qualified Employees | Restricted Stock Units (RSUs)
Stockholders Equity [Line Items]
Requisite service period	3 years
SYNNEX Plan | Qualified Nonemployee | Restricted Stock
Stockholders Equity [Line Items]
Award vesting percentage	25.00%
Award vesting period	1 year
SYNNEX Plan | Qualified Nonemployee | Employee Stock Options | First Anniversary of the Grant
Stockholders Equity [Line Items]
Award vesting percentage	33.33%
SYNNEX Plan | Qualified Nonemployee | Employee Stock Options | Monthly Vesting
Stockholders Equity [Line Items]
Award vesting period	2 years
2014 ESPP
Stockholders Equity [Line Items]
Maximum number of shares authorized	750,000
Number of offering periods in calendar year | Period	4
Duration of offering periods (in months)	3 months
Maximum number of shares per employee (in units)	625
Maximum purchase limit | $	$ 10
Participant purchase price discount	5.00%